Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments [Abstract]
Investments
Note 9 – Investments
Our investments, which are recorded in Short-term and other investments or Investments, consisted of the following:

	June 30 2024	December 31 2023
Time deposits(1)	$1,208	$2,753
Equity method investments(2)	956	966
Available-for-sale debt investments(1)	515	499
Equity and other investments	53	69
Restricted cash & cash equivalents(1)(3)	21	22

Total	$2,753	$4,309

(1)	Primarily included in Short-term and other investments on our Condensed Consolidated Statements of Financial Position.
(2)	Dividends received were $37 and $17 during the six and three months ended June 30, 2024 and $5 during the same periods in prior year.
(3)	Reflects amounts restricted in support of our workers’ compensation programs and insurance premiums.
Contributions to investments and Proceeds from investments on our Condensed Consolidated Statements of Cash Flows primarily relate to time deposits and available-for-sale
debt investments. Cash used for the purchase of time deposits during the six months ended June 30, 2024 and 2023, was $1,298 and $9,165. Cash proceeds from the maturities of time deposits during the six months ended June 30, 2024 and 2023, were $2,845 and $5,274.
Allowance for losses on
available-for-sale
debt investments are assessed quarterly. All instruments are considered investment grade, and we have not recognized an allowance for credit losses as of June 30, 2024.

Note 11 – Investments
Our investments, which are recorded in Short-term and other investments or Investments, consisted of the following at December 31:

	2023	2022
Time deposits(1)	$2,753	$2,093
Equity method investments(2)	966	948
Available-for-sale debt investments(1)	499	479
Equity and other investments	69	36
Restricted cash & cash equivalents(1)(3)	22	33

Total	$4,309	$3,589

(1)	Included in Short-term and other investments on our Consolidated Statements of Financial Position.
(2)	Dividends received were $31 and $111 during 2023 and 2022. Retained earnings at December 31, 2023 include undistributed earnings from our equity method investments of $110.
(3)	Reflects amounts restricted in support of our property sales, workers’ compensation programs and insurance premiums.
Contributions to investments and Proceeds from investments on our Consolidated Statements of Cash Flows primarily relate to time deposits and available-for-sale
debt investments. Cash used for the purchase of time deposits during 2023, 2022 and 2021 was $15,794, $4,358 and $34,905, respectively. Cash proceeds from the maturities of time deposits during 2023, 2022 and 2021 were $15,140, $9,943 and $44,372, respectively.
Allowance for losses on
available-for-sale
debt investments are assessed quarterly. All instruments are considered investment grade, and we have not recognized an allowance for credit losses as of December 31, 2023.
Equity Method Investments
Our equity method investments consisted of the following at December 31:

	Segment	Ownership Percentages	Investment Balance
			2023	2022
United Launch Alliance	BDS	50%	$582	$587
Other	BCA, BDS, BGS and Other		384	361

Total equity method investments			$966	$948